Group assets and liabilities - measurement - Valuation approach for level 3 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Level 3
Financial instruments
Net financial instruments at fair value	$ 1,408
Percentage using valuation method	1.00%
Level 3 | Equity-type securities
Financial instruments
Financial assets	$ 1,301
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	276
Financial instruments of net asset	4
Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value	$ 1,323
Reasonably possible decrease in valuation (as a percent)	10.00%
Amount of reasonably possible decrease in valuation	$ 132
REALIC of Jacksonville Plans, Inc | Level 3
Financial instruments
Net financial instruments at fair value	173
Financial assets	3,587
Financial liabilities	3,760
Internal valuation | REALIC of Jacksonville Plans, Inc | Level 3
Financial instruments
Net financial instruments at fair value	1,581
At fair value
Financial instruments
Net financial instruments at fair value	377,324	$ 315,259
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	392
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	247,281
At fair value | Level 3
Financial instruments
Net financial instruments at fair value	1,408	542
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	276
At fair value | With-profits
Financial instruments
Net financial instruments at fair value		55,120
At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities	231
At fair value | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	29,372
At fair value | With-profits | Level 3
Financial instruments
Net financial instruments at fair value		203
At fair value | With-profits | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	254
At fair value | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value		77,388
At fair value | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	160
At fair value | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	3,747
At fair value | Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value		339
At fair value | Non-linked shareholder-backed | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	22
Continuing and discontinued operations | At fair value
Financial instruments
Net financial instruments at fair value		469,482
Continuing and discontinued operations | At fair value | Derivative liabilities
Financial instruments
Financial liabilities		4,465
Continuing and discontinued operations | At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		273,484
Continuing and discontinued operations | At fair value | Level 3
Financial instruments
Net financial instruments at fair value		6,752	$ 6,010
Continuing and discontinued operations | At fair value | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities		539	693
Continuing and discontinued operations | At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		656	$ 502
Continuing and discontinued operations | At fair value | With-profits | Derivative liabilities
Financial instruments
Financial liabilities		1,676
Continuing and discontinued operations | At fair value | With-profits | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		74,194
Continuing and discontinued operations | At fair value | With-profits | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		621
Continuing and discontinued operations | At fair value | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities		2,782
Continuing and discontinued operations | At fair value | Non-linked shareholder-backed | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		3,791
Continuing and discontinued operations | At fair value | Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities		539
Continuing and discontinued operations | At fair value | Non-linked shareholder-backed | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets		$ 24
Asia insurance operations | Level 3
Financial instruments
Net financial instruments at fair value	$ 258